Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Summary of Trade Accounts Receivable

	2021	2020

Loans designated at FVPL (a)	511,240	1,646,685
Accounts receivable from subscription services	232,109	13,591
Accounts receivable from equipment rental	159,771	113,446
Allowance for expected credit losses	(80,418)	(32,463)
Chargeback	26,783	15,378
Others trade accounts receivable	96,236	41,319
	945,721	1,797,956
Current	886,126	1,415,850
Non-current	59,595	382,106

(a)
The Group has irrevocably elected to classify loans originated until June 30, 2021 at fair value with net changes recognized in the statement of profit or loss. The amount is held by FIDC SOMA and FIDC SOMA III. The Company changed its business model, and therefore, loans originated since July 1st, 2021 are valued at amortized cost, as disclosed in Note 4.12.1.

Movement in the Allowance for Expected Credit Losses of Trade Receivables
The movement in the allowance for expected credit losses of trade accounts receivables is as follows:

	2021	2020

At January 1	32,463	23,656
Business combination (a)	10,401	—
Charge for the year	73,510	30,372
Reversal	(3,876)	(269)
Write-off	(32,080)	(21,296)
At December 31	80,418	32,463

(a)	Refers to Linx acquisition (Note 29.1).